Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - Trade receivables - Accumulated impairment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in the bad debt provision
Bad debt provisions, opening balance	€ 32,291	€ 24,009	€ 22,985
Net charges for the year	7,322	14,074	6,471
Net cancellations for the year	(7,237)	(6,949)	(6,269)
Transfers	47	53
Translation differences	(847)	1,104	822
Bad debt provisions, closing balance	€ 31,576	€ 32,291	€ 24,009